July 5, 2013

PRAXIS MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2013

NOTICE OF CHANGE IN PORTFOLIO MANAGEMENT OF THE

PRAXIS VALUE INDEX FUND, PRAXIS GROWTH INDEX FUND, PRAXIS GENESIS

CONSERVATIVE PORTFOLIO, PRAXIS GENESIS BALANCED PORTFOLIO, AND

PRAXIS GENESIS GROWTH PORTFOLIO

NOTICE OF CHANGE IN PORTFOLIO MANAGEMENT

Effective June 17, 2013, Dale Snyder, CFA®, will join Chad Horning, CFA®, as a Portfolio Manager for both the Praxis Value Index Fund and Praxis Growth Index Fund.

Effective June 17, 2013, Benjamin Bailey, CFA®, and Delmar King will both join Chad Horning, CFA®, as Portfolio Managers for the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio.

Accordingly, the following sections are revised as detailed below.

1.	“Portfolio Manager” on Page 16 of the Prospectus

Portfolio Managers for the Praxis Value Index Fund:

Chad Horning, CFA®, Chief Investment Officer, has served as a portfolio manager of the Fund since its inception in May 2001.

Dale Snyder, CFA® has served as a portfolio manager of the Fund since June 17, 2013.

2.	“Portfolio Manager” on Page 20 of the Prospectus

Portfolio Managers for the Praxis Growth Index Fund:

Chad Horning, CFA®, Chief Investment Officer, has served as a portfolio manager of the Fund since its inception in May 2007.

Dale Snyder, CFA® has served as a portfolio manager of the Fund since June 17, 2013.

3.	“Portfolio Manager” on Page 28 of the Prospectus

Portfolio Managers for the Praxis Genesis Conservative Portfolio:

Chad Horning, CFA®, Chief Investment Officer, has served as a portfolio manager of the Portfolio since its inception in December 2009.

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Delmar King has served as a portfolio manager of the Portfolio since June 17, 2013.

4.	“Portfolio Manager” on Page 32 in Prospectus

Portfolio Managers for the Praxis Genesis Balanced Portfolio:

Chad Horning, CFA®, Chief Investment Officer, has served as a portfolio manager of the Portfolio since its inception in December 2009.

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Delmar King has served as a portfolio manager of the Portfolio since June 17, 2013.

5.	“Portfolio Manager” on Page 36 of the Prospectus

Portfolio Managers for the Praxis Genesis Growth Portfolio

Chad Horning, CFA®, Chief Investment Officer, has served as a portfolio manager of the Portfolio since its inception in December 2009.

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Delmar King has served as a portfolio manager of the Portfolio since June 17, 2013.

6.	“Fund Management – Portfolio Manager” on Page 65-66 of the Prospectus

Portfolio Managers for the Praxis Value Index Fund:

Chad Horning, CFA® - Chad Horning has been a portfolio manager of the Value Index Fund since its inception. He began at Everence as an equity analyst in 1999. Prior to joining Everence, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, D.C. Chad is a 1991 graduate in economics from Goshen (Ind.) College and earned his master’s degree in economics from the University of Maryland in 1996. He received his Chartered Financial Analyst ® (CFA®) designation in 2001.

Dale Snyder, CFA® - Dale Snyder has been a portfolio manager of the Value Index Fund since June 17, 2013. He joined Everence in 1999 as an equity analyst. Dale has served as a research analyst for the Praxis Intermediate Income and assistant portfolio manager for both fixed income and equity separately managed portfolios. Dale holds a BA in Business (minor in Economics) from Goshen (Ind.) College and a MBA from Indiana University. Dale is a CFA charterholder.

Portfolio Managers for the Praxis Growth Index Fund:

Chad Horning, CFA® - Chad Horning has been a portfolio manager of the Growth Index Fund since its inception. He began at Everence as an equity analyst in 1999. Prior to joining Everence, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, D.C. Chad is a 1991 graduate in economics from Goshen (Ind.) College and earned his master’s degree in economics from the University of Maryland in 1996. He received his Chartered Financial Analyst ® (CFA®) designation in 2001.

Dale Snyder, CFA® - Dale Snyder has been a portfolio manager of the Growth Index Fund since June 17, 2013. He joined Everence in 1999 as an equity analyst. Dale has served as a research analyst for the Praxis Intermediate Income Fund and assistant portfolio manager for both fixed income and equity separately managed portfolios. Dale holds a BA in Business (minor in Economics) from Goshen (Ind.) College and a MBA from Indiana University. Dale is a CFA charterholder.

Portfolio Managers for the Conservative Portfolio, Balanced Portfolio and Growth Portfolio

Chad Horning, CFA® - Chad Horning has been a portfolio manager of each of the Portfolios since their inception. He began at Everence as an equity analyst in 1999. Prior to joining Everence, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, D.C. Chad is a 1991 graduate in economics from Goshen (Ind.) College and earned his master’s degree in economics from the University of Maryland in 1996. He received his Chartered Financial Analyst® (CFA®) designation in 2001.

Benjamin Bailey, CFA® - Benjamin Bailey has been a portfolio manager of each of the Portfolios since June 17, 2013. In addition, Mr. Bailey has been a portfolio manager of the Intermediate Income Fund since March 2005. Prior to that time, Benjamin served as assistant portfolio manager for the Intermediate Income Fund beginning in 2002. Benjamin joined Everence in 2000, and began his investment career working as an investment services support assistant and then as a fixed income research analyst. Benjamin received his bachelor’s degree in business-economics from Huntington College (Ind.) in 2000. He is a CFA® charterholder.

Delmar King - Delmar King has been a portfolio manager of each of the Portfolios since June 17, 2013. In addition, Mr. King has managed the Intermediate Income Fund since its inception. He began his investment career with Everence in 1973. He received a BA in Economics from Goshen (Ind.) College and received a Master’s Degree in Business Administration from Indiana University in 1971.

7.	“Portfolio Managers - Adviser” on Page 29 of the Statement of Additional Information

Portfolio Managers for Praxis Value Index Fund, Praxis Growth Index Fund, Praxis Genesis Conservative Portfolio, Praxis Genesis Balanced Portfolio, and Praxis Genesis Growth Portfolio:

Chad Horning serves as a portfolio manager of the Adviser responsible for the day-to-day management of the Value Index Fund’s, Growth Index Fund’s, Genesis Growth Portfolio’s, Genesis Balanced Portfolio’s and Genesis Conservative Portfolio’s investments. In addition to these five Funds, Mr. Horning manages 22 other accounts. The table below indicates the accounts over which Mr. Horning has day-to-day investment responsibility. All information in the table is as of December 31, 2012. For purposes of the table, “Other Pooled Investment Vehicles” include other investment companies and folios (internet platform with personalized baskets of securities where the shareholders own the underlying securities).

Name	Other Accounts Managed by the Portfolio Manager
Chad Horning	Registered Investment Companies: 0

Other Pooled Investment Vehicles: 2 accounts with total assets of approximately $9.9 million

Other Accounts: 20 accounts with total assets of approximately $10.4 million

Along with Mr. Horning, Dale Snyder serves as a portfolio manager of the Adviser also responsible for the day-to-day management of the Value Index Fund and Growth Index Fund investments. In addition to these two Funds, Mr. Snyder manages 30 other accounts. The table below indicates the accounts over which Mr. Snyder has day-to-day investment responsibility. All information in the table is as of December 31, 2012. For purposes of the table, “Other Pooled Investment Vehicles” include other investment companies and folios (internet platform with personalized baskets of securities where the shareholders own the underlying securities).

Name	Other Accounts Managed by the Portfolio Manager
Dale Snyder	Registered Investment Companies: 0

Other Pooled Investment Vehicles: 2 accounts with total assets of approximately $9.9 million

Other Accounts: 28 accounts with total assets of approximately $81.4 million

In addition to Mr. Horning, Benjamin Bailey and Delmar King both serve as portfolio managers of the Adviser responsible for the day-to-day management of the Genesis Conservative Portfolio’s, Genesis Balanced Portfolio’s, and Genesis Growth Portfolio’s investments. In addition to these three Funds, Mr. Bailey manages 13 other accounts and Mr. King manages 6 other accounts. The table below indicates the accounts over which Messrs. Bailey and King have day-to-day investment responsibility. All information in the table is as of December 31, 2012.

Name	Other Accounts Managed by the Portfolio Managers
Benjamin Bailey	Registered Investment Companies: 3 accounts with total assets of approximately $4 million

Other Pooled Investment Vehicles: 0

Other Accounts: 10 accounts with total assets of approximately $492 million

Delmar King	Registered Investment Companies: 3 accounts with total assets of approximately $4 million

Other Pooled Investment Vehicles: 0

Other Accounts: 3 accounts with total assets of approximately $424 million

Seven of the accounts managed by Mr. Bailey include Everence Trust Company accounts, none of which are managed against Barclays Aggregate Bond Index, which is the established benchmark for the Intermediate Income Fund. Mr. Bailey also manages one account for the Mennonite Foundation. The other accounts managed by Messrs. Bailey and King include the following: Everence Insurance Company and the Everence Association Inc. Mr. King also manages the Everence Trust Company Corporate Account. Mr. Bailey and Mr. King purchase some of the same securities for the Intermediate Income Fund as for eight of the Everence Trust Company Accounts and all of the other accounts managed by them, except for the Everence Trust Corporate Account.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE